INCOME TAXES (Details) (USD $)	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Current:
U.S. Federal	$ 216,620,000	$ 202,084,000	$ 170,326,000
State	26,303,000	26,978,000	22,896,000
Foreign	5,783,000	3,826,000	2,124,000
Total current	248,706,000	232,888,000	195,346,000
Deferred:
U.S. Federal	4,443,000	6,358,000	27,009,000
State	225,000	394,000	2,420,000
Total deferred	4,668,000	6,752,000	29,429,000
Total provision for income taxes	253,374,000	239,640,000	224,775,000
Deferred tax liabilities:
Tax over book depreciation	(91,545,000)	(92,848,000)
Pension assets		(30,029,000)
Book/tax basis difference from acquisitions	(26,295,000)	(27,593,000)
Commodity hedging contracts	(5,797,000)	(10,337,000)
Other, net	(71,054,000)	(61,824,000)
Deferred tax assets:
Post-retirement benefits	147,278,000	134,117,000
Pension benefits	96,641,000	57,961,000
Stock options	32,210,000	29,321,000
Deferred compensation	23,115,000	21,961,000
Insurance accruals	16,728,000	14,786,000
Vacation accruals	14,905,000	13,636,000
Federal benefit of state tax	9,965,000	9,596,000
Promotional accruals	7,524,000	9,867,000
Other, net	59,130,000	60,403,000
Net deferred tax assets	212,805,000	129,017,000
Reconciliation of the statutory federal income tax rate to the effective tax rate
U.S. statutory rate (as a percent)	35.00%	35.00%	35.00%
State taxes on income, net of federal tax benefit (as a percent)	2.50%	2.70%	3.10%
Domestic production activities deduction (as a percent)	(2.60%)	(2.60%)	(1.70%)
All other, net (as a percent)	(1.50%)	(1.80%)	(0.40%)
Effective tax rate (as a percent)	33.40%	33.30%	36.00%
Undistributed earnings of foreign subsidiaries and joint ventures	65,400,000
Income taxes paid	226,700,000	227,300,000	212,600,000
Changes in unrecognized tax benefits
Balance at the beginning of the period	21,398,000	26,073,000
Tax positions related to the current period
Increases	3,066,000	2,493,000
Tax positions related to prior periods:
Increases	1,302,000	5,646,000
Decreases	(2,541,000)	(672,000)
Settlements	(624,000)	(10,770,000)
Decreases related to a lapse of applicable statute of limitations	(470,000)	(1,372,000)
Balance at the end of the period	22,131,000	21,398,000	26,073,000
Unrecognized tax benefits including interest and penalties	30,400,000
Portion of unrecognized tax benefit including interest and penalties, that if recognized, would impact effective tax rate	20,400,000
Interest and penalties related to uncertain tax positions recognized in income tax expense	1,900,000
Accrued interest and penalties, associated with unrecognized tax benefits	$ 8,300,000